CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	¥ 176	¥ 179
Right-of-use assets	311	148
Intangible assets	2,020	1,622
Goodwill	17,492	17,140
Investments accounted for using equity method	2,255	489
Financial assets at fair value through other comprehensive income	9,771	4,461
Other investments	349	217
Prepayments, deposits and other assets	956	816
Deferred tax assets	303	192
Term deposits	2,953	500
Total non-current assets	36,586	25,764
Current assets
Inventories	18	26
Accounts receivable	2,800	2,198
Prepayments, deposits and other assets	2,846	2,220
Other investments	37	38
Short-term investments		6
Term deposits	14,858	7,000
Cash and cash equivalents	11,128	15,426
Total current assets	31,687	26,914
Total assets	68,273	52,678
Equity attributable to equity holders of the Company
Share capital	2	2
Additional paid-in capital	35,044	34,425
Shares held for share award schemes	(78)	(31)
Treasury shares	(134)
Other reserves	6,300	2,187
Retained earnings	11,111	7,007
Equity attributable to equity holders of the Company	52,245	43,590
Non-controlling interests	486	88
Total equity	52,731	43,678
Non-current liabilities
Notes payable	5,175
Accounts payable	136
Other payables and other liabilities	68	68
Deferred tax liabilities	265	297
Lease liabilities	218	78
Deferred revenue	78	67
Total non-current liabilities	5,940	510
Current liabilities
Accounts payable	3,565	2,559
Other payables and other liabilities	3,881	3,782
Current tax liabilities	445	386
Lease liabilities	103	69
Deferred revenue	1,608	1,694
Total current liabilities	9,602	8,490
Total liabilities	15,542	9,000
Total equity and liabilities	¥ 68,273	¥ 52,678